STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.3%
Capital Goods - 8.2%
AerCap Holdings	340,253	[a]	17,424,356
Armstrong World Industries	444,744		47,703,241
Array Technologies	1,872,874	[a,b]	29,216,834
Colfax	435,695	[a,b]	19,959,188
Curtiss-Wright	239,701		28,466,891
Graco	441,746		33,440,172
Holicity, Cl. A	1,196,729	[a,b]	14,779,603
Kornit Digital	303,574	[a]	37,743,355
Masco	666,112		39,240,658
Mercury Systems	778,870	[a]	51,623,504
Rexnord	598,000		29,923,920
Ribbit LEAP	273,588	[a]	3,039,563
SiteOne Landscape Supply	127,499	[a,b]	21,580,481
The AZEK Company	681,029	[a]	28,916,491
TPG Pace Tech Opportunities, Cl. A	2,343,947	[a]	23,275,394
			426,333,651
Commercial & Professional Services - 3.6%
CACI International, Cl. A	196,377	[a]	50,099,700
Clarivate	2,548,911	[a]	70,171,520
CoStar Group	434,960	[a]	36,023,387
FTI Consulting	201,871	[a]	27,577,597
			183,872,204
Consumer Durables & Apparel - 5.7%
Callaway Golf	1,021,839	[a,b]	34,466,630
Lululemon Athletica	183,895	[a]	67,116,158
Peloton Interactive, Cl. A	1,536,063	[a]	190,502,533
			292,085,321
Consumer Services - 6.7%
Aramark	590,524		21,997,019
Chegg	295,367	[a,b]	24,547,951
DraftKings, Cl. A	1,021,319	[a,b]	53,282,212
Expedia Group	419,841	[a]	68,732,170
Norwegian Cruise Line Holdings	1,211,123	[a,b]	35,619,127
OneSpaWorld Holdings	727,272	[a,b]	7,047,266
Planet Fitness, Cl. A	1,827,346	[a]	137,507,787
			348,733,532
Diversified Financials - 2.6%
Ares Management, Cl. A	757,591		48,175,212
Morningstar	191,649		49,274,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.3% (continued)
Diversified Financials - 2.6% (continued)
Tradeweb Markets, Cl. A	436,008		36,868,837
			134,318,923
Energy - .8%
Cactus, Cl. A	1,077,644		39,571,088
Food & Staples Retailing - 1.0%
Grocery Outlet Holding	1,432,072	[a,b]	49,635,616
Health Care Equipment & Services - 10.1%
1Life Healthcare	3,033,964	[a,b]	100,302,850
ABIOMED	240,395	[a]	75,029,684
Align Technology	164,955	[a]	100,787,505
DexCom	215,151	[a]	91,869,477
Insulet	178,958	[a]	49,125,761
Nevro	174,647	[a]	28,954,726
Oak Street Health	20,393	[a,b]	1,194,418
Outset Medical	3,865	[a,b]	193,173
Privia Health Group	314,796	[a,b]	13,967,499
Teladoc Health	262,722	[a,b]	43,688,041
Teleflex	39,498		15,869,901
			520,983,035
Insurance - 1.5%
Markel	24,582	[a]	29,171,705
Palomar Holdings	302,876	[a,b]	22,855,023
Reinsurance Group of America	211,468		24,107,352
			76,134,080
Materials - 1.2%
Alamos Gold, Cl. A	2,232,372		17,077,646
Constellium	2,390,607	[a]	45,302,003
			62,379,649
Media & Entertainment - 1.6%
Liberty Media Corp-Liberty Formula One, Cl. C	915,062	[a]	44,115,139
Live Nation Entertainment	458,505	[a,b]	40,160,453
			84,275,592
Pharmaceuticals Biotechnology & Life Sciences - 15.6%
10X Genomics, CI. A	317,498	[a]	62,172,458
Acceleron Pharma	246,307	[a]	30,909,065
Adaptive Biotechnologies	462,781	[a]	18,909,232
Arena Pharmaceuticals	296,931	[a]	20,250,694
Ascendis Pharma, ADR	200,028	[a]	26,313,683
Biohaven Pharmaceutical Holding	682,280	[a,b]	66,235,742
Bio-Techne	103,300		46,511,858
Blueprint Medicines	333,787	[a]	29,359,905
FibroGen	1,248,883	[a,b]	33,257,754
Horizon Therapeutics	1,075,349	[a,b]	100,695,680

Description	Shares		Value ($)
Common Stocks - 94.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 15.6% (continued)
Iovance Biotherapeutics	921,962	[a,b]	23,989,451
Natera	347,660	[a]	39,469,840
Neurocrine Biosciences	467,927	[a]	45,538,656
PTC Therapeutics	619,523	[a]	26,187,237
Repligen	193,214	[a]	38,569,379
Sarepta Therapeutics	1,005,959	[a]	78,203,253
Twist Bioscience	372,854	[a]	49,682,796
Ultragenyx Pharmaceutical	386,456	[a]	36,848,580
uniQure	351,589	[a,b]	10,828,941
Zogenix	1,300,446	[a,b]	22,471,707
			806,405,911
Real Estate - 1.5%
Americold Realty Trust	893,400	[b,c]	33,815,190
Redfin	691,290	[a,b]	43,834,699
			77,649,889
Retailing - 2.6%
Farfetch, Cl. A	593,479	[a]	29,887,602
National Vision Holdings	1,313,953	[a,b]	67,182,417
Ollie's Bargain Outlet Holdings	443,971	[a,b]	37,351,280
			134,421,299
Semiconductors & Semiconductor Equipment - 2.3%
Power Integrations	626,337		51,397,214
Semtech	986,673	[a]	67,883,102
			119,280,316
Software & Services - 20.6%
Affirm Holdings	411,160	[a,b]	27,691,626
Bill.com Holdings	293,196	[a]	53,707,643
DocuSign	196,896	[a]	55,046,215
Euronet Worldwide	503,426	[a]	68,138,709
Everbridge	492,165	[a,b]	66,973,813
HubSpot	237,788	[a]	138,563,823
Marqeta, CI. A	19,905	[a]	558,733
Medallia	1,845,855	[a,b]	62,297,606
nCino	422,797	[a,b]	25,333,996
Proofpoint	132,588	[a]	23,038,491
Rapid7	1,021,700	[a,b]	96,683,471
Shift4 Payments, Cl. A	593,896	[a,b]	55,659,933
Splunk	362,448	[a]	52,402,732
Square, Cl. A	442,074	[a]	107,777,641
Twilio, Cl. A	405,506	[a]	159,834,245
Zendesk	510,241	[a,b]	73,648,186
			1,067,356,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.3% (continued)
Technology Hardware & Equipment - 3.5%
Calix		405,343	[a]	19,253,793
Cognex		264,108		22,198,277
Lumentum Holdings		662,497	[a,b]	54,344,629
nLight		798,132	[a]	28,956,229
Trimble		333,856	[a]	27,319,437
Zebra Technologies, Cl. A		50,138	[a]	26,547,570
				178,619,935
Telecommunication Services - 1.8%
Bandwidth, Cl. A		672,427	[a,b]	92,741,132
Transportation - 3.4%
Lyft, Cl. A		2,931,961	[a,b]	177,325,001
Total Common Stocks (cost $3,111,095,539)				4,872,123,037

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 Growth ETF (cost $11,852,287)		81,919	[b]	25,533,333
	1-Day Yield (%)
Investment Companies - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $270,787,636)	0.05	270,787,636	[d]	270,787,636

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $80,872,475)	0.01	80,872,475	[d]	80,872,475
Total Investments (cost $3,474,607,937)		101.6%		5,249,316,481
Liabilities, Less Cash and Receivables		(1.6%)		(80,718,346)
Net Assets		100.0%		5,168,598,135

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $611,651,207 and the value of the collateral was $631,003,292, consisting of cash collateral of $80,872,475 and U.S. Government & Agency securities valued at $550,130,817.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,959,859,263	-	-	2,959,859,263
Exchange-Traded Funds	26,341,171	-	-	26,341,171
Investment Companies	125,242,012	-	-	125,242,012

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2021, accumulated net unrealized appreciation on investments was $1,774,708,544, consisting of $1,884,434,162 gross unrealized appreciation and $109,725,618 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.